COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Weighted Average Remaining Lease Term And Discount Rate
Year ended December 31, 2021

Weighted average remaining lease term	2.93 years
Weighted average discount rate	1.39%

Schedule of Maturities of Operating Lease Liabilities
Year ending December 31,
2022	2,804
2023	2,714
2024	2,302
2025	571
2026 and thereafter	17

Total lease payments	8,408

Less - imputed interest	(156)

Present value of lease liabilities	8,252